Note 19: Executive and Board Changes	3 Months Ended
Aug. 31, 2013
Notes
Note 19: Executive and Board Changes

NOTE 19: EXECUTIVE AND BOARD CHANGES

On May 31, 2011, Mr. Matousek, President and CEO, advised that the roles and responsibilities are increasing for the Company and that Mr. Jerry G. Mikolajczyk, while as consultant to the Company, has been instrumental in developing and building the Company to its current status including funding and operations. Mr. Matousek advised that it is in the best interests for the Company and the Shareholders that Mr. Mikolajczyk have authority to continue developing the Company and have authority to make decisions at an Executive Level of the Company. Subsequently, Mr. Matousek resigned as President, CEO and CFO and the Company appointed Jerry G. Mikolajczyk as Interim President, CEO and CFO until a permanent President and CEO is recruited and a permanent CFO is recruited. The Company entered into a Management and Financial Service Agreement for Mr. Jerry G. Mikolajczyk for a 12-month period commencing on June 1, 2011 and ending May 31, 2012. Mr. Mikolajczyk is hired through a service company, and will be paid $120,000 in cash payments for the services of Mr. Mikolajczyk. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000. The Company has not renewed the contract with Mr. Mikolajczyk. Mr. Mikolajczyk continues to work for the Company on a month-to-month basis and is paid $10,000 per month.

The Company also appointed Mr. Peter Matousek as the Company’s Vice-President of Investor Relations. The Company entered into a Management and Financial Service Agreement with Mr. Peter Matousek for a 12-month period commencing June 1, 2011 and ending May 31, 2012 whereby Mr. Matousek will be paid $90,000 in cash payments. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5 million. The Company has not renewed the contract with Mr. Matousek. Mr. Matousek continues to work for the Company on a month-to-month basis and is paid $7,500 per month.

On August 31, 2011, directors Peter Matousek, Donald Lynch and Jerry G. Mikolajczyk termed out. On September 1, 2011, the Company obtained the written consent of the stockholders holding a majority, 86.51%, of the outstanding voting rights of the Company (the "Consent"). The Consent approved the election of Kevin M. Grapes and Jerry G. Mikolajczyk as directors of the Company for a term of one (1) year ending August 31, 2012.

On May 21, 2012, Mr. Kevin M. Grapes resigned as a Board member.

On May 22, 2012, Company entered into a Board Member Compensation Agreement with Dr. William D. Spier as a director of the Company for a term of one (1) year ending May 31, 2013.

On May 25, 2012, Company entered into a Board Member Compensation Agreement with Mr. Peter Matousek as a director of the Company for a term of one (1) year ending May 31, 2013.

On August 31, 2012, Company entered into a Board Member Compensation Agreement with Mr. Jerry G. Mikolajczyk as a director of the Company for a term of one (1) year ending August 31, 2013.

On May 30, 2013, Company entered into a Board Member Compensation Agreement with Dr. William D. Spier as a director of the Company for a term of one (1) year ending May 31, 2014.

On May 30, 2013, Company entered into a Board Member Compensation Agreement with Mr. Peter Matousek as a director of the Company for a term of one (1) year ending May 31, 2014.

On August 31, 2013, Company entered into a Board Member Compensation Agreement with Mr. Jerry G. Mikolajczyk as a director of the Company for a term of one (1) year ending August 31, 2014.

Each Board member will receive 5,000 shares per month of the Company’s common stock in consideration for them serving on the Company’s Board of Directors. The common stock will be valued based on the average of the 5 trading day close price prior to each month end. This amount includes all costs related to the engagement Director of the Company except 3rd party or travel expenses. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5 million.